Dividends - Total coupons on capital securities classified as equity (Details)		6 Months Ended
	May 04, 2018 USD ($)	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2018 USD ($) € / shares	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 SGD ($)
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments		$ 6,904,000,000			$ 4,756,000,000	$ 6,795,000,000
Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments		655,000,000			692,000,000	576,000,000
Capital Securities Classified As Equity
Disclosure Of Other Equity [Line Items]
Discretionary coupons denominations per security		25	$ 25	$ 25
Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Discretionary coupons denominations per security		1,000	1,000	1,000
8.125% Perpetual Subordinated Capital Securities
Disclosure Of Other Equity [Line Items]
Notional amount		$ 2,200,000,000	$ 2,200,000,000	$ 2,200,000,000
Other equity instruments interest rate		8.125%	8.125%	8.125%			8.125%	8.125%
Dividends on other equity instruments	$ 25,000,000
8.125% Perpetual Subordinated Capital Securities | Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares		$ 2.032
Dividends on other equity instruments		$ 89,000,000			90,000,000	89,000,000
8.000% Perpetual Subordinated Capital Securities, Series 2
Disclosure Of Other Equity [Line Items]
Notional amount		$ 3,800,000,000	$ 3,800,000,000	$ 3,800,000,000
Other equity instruments interest rate		8.00%	8.00%	8.00%			8.00%	8.00%
Dividends on other equity instruments	$ 68,000,000
8.000% Perpetual Subordinated Capital Securities, Series 2 | Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares		$ 2.000
Dividends on other equity instruments		$ 76,000,000			152,000,000	152,000,000
$1,500m 5.625% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount		$ 1,500,000,000	$ 1,500,000,000	$ 1,500,000,000
Other equity instruments interest rate		5.625%	5.625%	5.625%			5.625%	5.625%
$1,500m 5.625% Perpetual Subordinated Contingent Convertible Securities | Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares		$ 56.250
Dividends on other equity instruments		$ 42,000,000			42,000,000	42,000,000
$2,000m 6.875% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount		$ 2,000,000,000	$ 2,000,000,000	$ 2,000,000,000
Other equity instruments interest rate		6.875%	6.875%	6.875%			6.875%	6.875%
$2,000m 6.875% Perpetual Subordinated Contingent Convertible Securities | Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares		$ 68.750
Dividends on other equity instruments		$ 69,000,000			69,000,000	69,000,000
$2,250m 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount		$ 2,250,000,000	$ 2,250,000,000	$ 2,250,000,000
Other equity instruments interest rate		6.375%	6.375%	6.375%			6.375%	6.375%
$2,250m 6.375% Perpetual Subordinated Contingent Convertible Securities | Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares		$ 63.750
Dividends on other equity instruments		$ 72,000,000			71,000,000	72,000,000
$2,450m 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount		$ 2,450,000,000	$ 2,450,000,000	$ 2,450,000,000
Other equity instruments interest rate		6.375%	6.375%	6.375%			6.375%	6.375%
$2,450m 6.375% Perpetual Subordinated Contingent Convertible Securities | Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares		$ 63.750
Dividends on other equity instruments		$ 78,000,000			78,000,000	78,000,000
$3,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount		$ 3,000,000,000	$ 3,000,000,000	$ 3,000,000,000
Other equity instruments interest rate		6.00%	6.00%	6.00%			6.00%	6.00%
$3,000m 6.000% Perpetual Subordinated Contingent Convertible Securities | Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares		$ 60.000
Dividends on other equity instruments		$ 90,000,000			90,000,000	0
EUR 1,500m 5.250% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €							€ 1,500,000,000
Other equity instruments interest rate		5.25%	5.25%	5.25%			5.25%	5.25%
EUR 1,500m 5.250% Perpetual Subordinated Contingent Convertible Securities | Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | € / shares				$ 52.500
Dividends on other equity instruments		$ 48,000,000			47,000,000	42,000,000
EUR 1,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €							€ 1,000,000,000
Other equity instruments interest rate		6.00%	6.00%	6.00%			6.00%	6.00%
EUR 1,000m 6.000% Perpetual Subordinated Contingent Convertible Securities | Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | € / shares				$ 60.000
Dividends on other equity instruments		$ 37,000,000			36,000,000	32,000,000
SGD 1000m 4.750% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount								$ 1,000,000,000
Other equity instruments interest rate		4.70%	4.70%	4.70%			4.70%	4.70%
SGD 1000m 4.750% Perpetual Subordinated Contingent Convertible Securities | Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares			$ 47.000
Dividends on other equity instruments		$ 18,000,000			17,000,000	0
EUR 1,250m 4.750% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €							€ 1,250,000,000
Other equity instruments interest rate		4.75%	4.75%	4.75%			4.75%	4.75%
EUR 1,250m 4.750% Perpetual Subordinated Contingent Convertible Securities | Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | € / shares				$ 47.500
Dividends on other equity instruments		$ 36,000,000			$ 0	$ 0